Fair value of financial instruments	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2022
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$–	$23,543	$23,543	$108,011	$108,011
Securities
Trading	138,507	9,698	–	–	–	–	148,205	148,205
Investment, net of applicable allowance	–	–	92,063	828	77,127	70,073	170,018	162,964
	138,507	9,698	92,063	828	77,127	70,073	318,223	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	–	–	–	53,180	53,180	317,845	317,845
Loans, net of applicable allowance
Retail	73	375	218	–	546,767	521,428	547,433	522,094
Wholesale	6,914	3,222	563	–	261,833	253,816	272,532	264,515
	6,987	3,597	781	–	808,600	775,244	819,965	786,609
Other
Derivatives	154,439	–	–	–	–	–	154,439	154,439
Other assets (1)	3,377	–	–	–	73,084	73,084	76,461	76,461
Financial liabilities
Deposits
Personal	$298	$21,959			$382,675	$380,396	$404,932	$402,653
Business and government (2)	447	152,119			607,304	605,102	759,870	757,668
Bank (3)	–	7,196			36,816	36,758	44,012	43,954
	745	181,274			1,026,795	1,022,256	1,208,814	1,204,275
Other
Obligations related to securities sold short	35,511	–			–	–	35,511	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835			25,112	25,112	273,947	273,947
Derivatives	153,491	–			–	–	153,491	153,491
Other liabilities (4)	(360)	69			90,348	90,160	90,057	89,869
Subordinated debentures	–	–			10,025	9,668	10,025	9,668

	As at October 31, 2021
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$56,896	$–	$–	$22,742	$22,742	$79,638	$79,638
Securities
Trading	125,801	13,439	–	–	–	–	139,240	139,240
Investment, net of applicable allowance	–	–	77,802	533	67,149	66,823	145,484	145,158
	125,801	13,439	77,802	533	67,149	66,823	284,724	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	–	–	–	42,892	42,892	307,903	307,903
Loans, net of applicable allowance
Retail	–	241	327	–	500,621	502,277	501,189	502,845
Wholesale	8,428	2,769	813	–	204,376	204,683	216,386	216,693
	8,428	3,010	1,140	–	704,997	706,960	717,575	719,538
Other
Derivatives	95,541	–	–	–	–	–	95,541	95,541
Other assets (1)	4,109	–	–	–	58,483	58,483	62,592	62,592
Financial liabilities
Deposits
Personal	$321	$18,328			$343,839	$344,040	$362,488	$362,689
Business and government (2)	739	131,630			563,984	565,106	696,353	697,475
Bank (3)	–	17,251			24,739	24,743	41,990	41,994
	1,060	167,209			932,562	933,889	1,100,831	1,102,158
Other
Obligations related to securities sold short	37,841	–			–	–	37,841	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147			26,054	26,054	262,201	262,201
Derivatives	91,439	–			–	–	91,439	91,439
Other liabilities (4)	654	171			64,746	64,749	65,571	65,574
Subordinated debentures	–	–			9,593	9,601	9,593	9,601

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.
Financial assets designated as fair value through profit or loss
For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the year ended October 31, 2022, the change in fair value during the period attributable to changes in credit risk for positions still held was a loss of $662 million and the cumulative change in fair value attributable to changes in credit risk for positions still held was a loss of $490 million. For the year ended October 31, 2021, the change in fair value during the period attributable to changes in credit risk for positions still held was a gain of $613 million and the cumulative change in fair value attributable to changes in credit risk for positions still held was a gain of $173 million. As at October 31, 2022, the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk was $589 million (October 31, 2021 – $484 million).
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2022 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$22,328	$21,959	$(369)	$(238)	$(166)
Business and government (3)	160,775	152,119	(8,656)	(2,135)	(1,718)
Bank (4)	7,208	7,196	(12)	–	–
	190,311	181,274	(9,037)	(2,373)	(1,884)
Obligations related to assets sold under repurchase agreements and securities loaned	248,963	248,835	(128)	1	1
Other liabilities	69	69	–	–	–
	$439,343	$430,178	$(9,165)	$(2,372)	$(1,883)

	As at or for the year ended October 31, 2021 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$18,205	$18,328	$123	$(17)	$72
Business and government (3)	131,830	131,630	(200)	(75)	416
Bank (4)	17,253	17,251	(2)	–	–
	167,288	167,209	(79)	(92)	488
Obligations related to assets sold under repurchase agreements and securities loaned	236,164	236,147	(17)	(8)	–
Other liabilities	171	171	–	–	–
	$403,623	$403,527	$(96)	$(100)	$488

(1)	$97 million in changes in fair value attributable to changes in credit risk were recognized in income for the year ended October 31, 2022, and $97 million in cumulative changes in credit risk were included in income for positions still held life-to-date (October 31, 2021 – $nil and $nil respectively).
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2022, $3 million of fair value gains previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2021
– $25 million of fair value losses).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.
Net gains (losses) from financial instruments classified and designated as fair value through profit or loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$(7,382)	$3,447
Designated as fair value through profit or loss (3)	8,543	(1,407)
	$1,161	$2,040
By product line (1)
Interest rate and credit (4)	$1,251	$1,033
Equities	(843)	57
Foreign exchange and commodities	753	950
	$1,161	$2,040

(1)
Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net losses from financial instruments designated as FVTPL of
$2,805

million (October 31, 2021 – losses of $14 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 9 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2022, $8,536

million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2021 – losses of $1,408 million).
(4)	Includes gains (losses) recognized on cross currency interest rate swaps.
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$10,999	$4,551
Financial instruments measured at fair value through other comprehensive income	1,177	375
Financial instruments measured at amortized cost	28,595	23,219
	40,771	28,145
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$8,336	$2,865
Financial instruments measured at amortized cost (3)	9,718	5,278
	18,054	8,143
Net interest income	$22,717	$20,002

(1)
Excludes
the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $601 million (October 31, 2021 – $576 million), and Interest expense of $6 million (October 31, 2021 – $4 million).
(2)	Includes dividend income for the year ended October 31, 2022 of $2,954 million (October 31, 2021 – $2,436 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes interest expense on lease liabilities for the year ended October 31, 2022 of $112 million (October 31, 2021 – $110 million).

Fee income arising from financial instruments
For the year ended October 31, 2022, we earned $6,118
million

in fees from banking services (October 31, 2021 – $5,583 million). For the year ended October 31,

2022, we also earned $14,932
million

in fees from investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services to retail

and institutional clients (October 31, 2021 – $15,167 million). These fees are included in
Non-interest
income.
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2022						October 31, 2021
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$		$84,468	$–	$56,896	$–	$		$56,896
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	15,024	3,779	–			18,803	8,977	2,380	–			11,357
Provincial and municipal	–	13,257	–			13,257	–	11,068	–			11,068
U.S. federal, state, municipal and agencies (1) , (2)	1,254	35,570	4			36,828	215	22,738	25			22,978
Other OECD government (3)	1,325	3,452	–			4,777	2,729	5,730	–			8,459
Mortgage-backed securities (1)	–	2	–			2	–	4	–			4
Asset-backed securities
Non-CDO securities (4)	–	1,308	2			1,310	–	891	2			893
Corporate debt and other debt	–	21,162	7			21,169	–	23,085	25			23,110
Equities	46,592	3,593	1,874			52,059	56,826	3,015	1,530			61,371
	64,195	82,123	1,887			148,205	68,747	68,911	1,582			139,240
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	1,226	2,555	–			3,781	1,973	1,730	–			3,703
Provincial and municipal	–	2,124	–			2,124	–	3,132	–			3,132
U.S. federal, state, municipal and agencies (1) , (2)	440	43,918	–			44,358	12	34,815	–			34,827
Other OECD government	–	5,144	–			5,144	–	5,956	–			5,956
Mortgage-backed securities (1)	–	2,860	28			2,888	–	2,727	20			2,747
Asset-backed securities
CDO	–	7,524	–			7,524	–	7,074	–			7,074
Non-CDO securities	–	524	–			524	–	586	–			586
Corporate debt and other debt	–	25,569	151			25,720	–	19,625	152			19,777
Equities	36	395	397			828	46	153	334			533
	1,702	90,613	576			92,891	2,031	75,798	506			78,335
Assets purchased under reverse repurchase agreements and securities borrowed	–	264,665	–			264,665	–	265,011	–			265,011
Loans	–	9,673	1,692			11,365	–	11,501	1,077			12,578
Other
Derivatives
Interest rate contracts	–	39,804	263			40,067	–	33,857	320			34,177
Foreign exchange contracts	–	99,424	13			99,437	–	41,224	74			41,298
Credit derivatives	–	388	–			388	–	34	–			34
Other contracts	3,939	14,786	62			18,787	3,175	17,955	26			21,156
Valuation adjustments	–	(2,100)	45			(2,055)	–	(819)	9			(810)
Total gross derivatives	3,939	152,302	383			156,624	3,175	92,251	429			95,855
Netting adjustments					(2,185)	(2,185)					(314)	(314)
Total derivatives						154,439						95,541
Other assets	1,221	2,141	15			3,377	1,474	2,635	–			4,109
	$71,057	$685,985	$4,553		$(2,185)	$759,410	$75,427	$573,003	$3,594		$(314)	$651,710
Financial liabilities
Deposits
Personal	$–	$22,016	$241	$		$22,257	$–	$18,498	$151	$		$18,649
Business and government	–	152,566	–			152,566	–	132,369	–			132,369
Bank	–	7,196	–			7,196	–	17,251	–			17,251
Other
Obligations related to securities sold short	16,383	19,128	–			35,511	18,345	19,496	–			37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835	–			248,835	–	236,147	–			236,147
Derivatives
Interest rate contracts	–	39,592	1,122			40,714	–	28,566	955			29,521
Foreign exchange contracts	–	94,310	145			94,455	–	40,484	27			40,511
Credit derivatives	–	125	–			125	–	120	–			120
Other contracts	3,847	16,663	847			21,357	3,699	17,456	419			21,574
Valuation adjustments	–	(967)	(8)			(975)	–	38	(11)			27
Total gross derivatives	3,847	149,723	2,106			155,676	3,699	86,664	1,390			91,753
Netting adjustments					(2,185)	(2,185)					(314)	(314)
Total derivatives						153,491						91,439
Other liabilities	341	(632)	–			(291)	258	560	7			825
	$20,571	$598,832	$2,347		$(2,185)	$619,565	$22,302	$510,985	$1,548		$(314)	$534,521

(1)	As at October 31, 2022, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $12,273 million and $nil (October 31, 2021 – $13,124 million and $nil), respectively, and in all fair value levels of Investment securities were $23,362 million and $2,755 million (October 31, 2021 – $13,542 million and $2,592 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Fair values of our significant assets and liabilities measured on a recurring basis are determined and classified in the fair value hierarchy table using the following valuation techniques and inputs.
Interest-bearing deposits with banks
The majority of our Interest-bearing deposits with banks are designated as FVTPL. These FVTPL deposits are composed of short-dated deposits placed with banks, and are included in Interest-bearing deposits with banks in the fair value hierarchy table. The fair values of these instruments are determined using the discounted cash flow method. The inputs to the valuation models include interest rate swap curves and credit spreads, where applicable. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.
Government bonds (Canadian, U.S. and other OECD governments)
Government bonds are included in Canadian government debt, U.S. federal, state, municipal and agencies debt, Other OECD government debt and Obligations related to securities sold short in the fair value hierarchy table. The fair values of government issued or guaranteed debt securities in active markets are determined by reference to recent transaction prices, broker quotes, or third-party vendor prices and are classified as Level 1 in the hierarchy. The fair values of securities that are not traded in active markets are based on either security prices, or valuation techniques using implied yields and risk spreads derived from prices of actively traded and similar government securities. Securities with observable prices or rate inputs as compared to transaction prices, dealer quotes or vendor prices are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.
Corporate and U.S. municipal bonds
The fair values of corporate and U.S. municipal bonds, which are included in Corporate debt and other debt, U.S. federal, state, municipal and agencies debt and Obligations related to securities sold short in the fair value hierarchy table, are determined using either recently executed transaction prices, broker quotes, pricing services, or in certain instances, the discounted cash flow method using rate inputs such as benchmark yields (CDOR, Secured Overnight Financing Rate (SOFR) and other similar reference rates) and risk spreads of comparable securities. Securities with observable prices or rate inputs are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.
Asset-backed securities and Mortgage-backed securities
Asset-backed securities (ABS) and MBS are included in Asset-backed securities, Mortgage-backed securities, Canadian government debt, U.S. federal, state, municipal and agencies debt, and Obligations related to securities sold short in the fair value hierarchy table. Inputs for valuation of ABS and MBS are, when available, traded prices, dealer or lead manager quotes, broker quotes and vendor prices of the identical securities. When prices of the identical securities are not readily available, we use industry standard models with inputs such as discount margins, yields, default, prepayment and loss severity rates that are implied from transaction prices, dealer quotes or vendor prices of comparable instruments. Where security prices and inputs are observable, ABS and MBS are classified as Level 2 in the hierarchy. Otherwise, they are classified as Level 3 in the hierarchy.
Equities
Equities consist of listed and unlisted common shares, private equities, mutual funds and hedge funds with certain redemption restrictions and are included in equities and obligations for securities sold short. The fair values of common shares are based on quoted prices in active markets, where available, and are classified as Level 1 in the hierarchy. Where quoted prices in active markets are not readily available, fair value is determined based on quoted market prices for similar securities or through valuation techniques, such as multiples of earnings and the discounted cash flow method with forecasted cash flows and discount rate as inputs. Private equities are classified as Level 3 in the hierarchy as their inputs are not observable. Hedge funds are valued using Net Asset Values (NAV). If we can redeem a hedge fund at NAV prior to the next quarter end, the fund is classified as Level 2 in the hierarchy. Otherwise, it is classified as Level 3 in the hierarchy.
Loans
Loans include base metal loans, corporate loans, banker acceptances and asset-backed financing loans. Fair values are determined based on market prices, if available, or discounted cash flow method using the following inputs: market interest rates, base metal commodity prices, market based spreads of assets with similar credit ratings and terms to maturity, LGD, expected default frequency implied from credit derivative prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and day count convention. Loans with market prices or observable inputs are classified as Level 2 in the hierarchy and loans with unobservable inputs that have significant impacts on the fair values are classified as Level 3 in the hierarchy.
Derivatives
The fair values of exchange-traded derivatives, such as interest rate and equity options and futures, are based on quoted market prices and are typically classified as Level 1 in the hierarchy. OTC derivatives primarily consist of interest rate contracts, foreign exchange contracts and credit derivatives. The exchange-traded or OTC interest rate, foreign exchange and equity derivatives are included in Interest rate contracts, Foreign exchange contracts and Other contracts, respectively, in the fair value hierarchy table. The fair values of OTC derivatives are determined using valuation models when quoted market prices or third-party consensus pricing information are not available. The valuation models, such as discounted cash flow method or Black-Scholes option model, incorporate observable or unobservable inputs for interest and foreign exchange rates, equity and commodity prices (including indices), credit spreads, corresponding market volatility levels, and other market-based pricing factors. Other adjustments to fair value include bid-offer,
CVA, FVA, OIS, parameter and model uncertainties, and unrealized gain or loss at inception of a transaction. A derivative instrument is classified as Level 2 in the hierarchy if observable market inputs are available or the unobservable inputs are not significant to the fair value. Otherwise, it is classified as Level 3 in the hierarchy.
Securities borrowed or purchased under resale agreements and securities loaned or sold under repurchase agreements
In the fair value hierarchy table, these instruments are included in Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned. The fair values of these contracts are determined using valuation techniques such as the discounted cash flow method using interest rate curves as inputs. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.
Deposits
A majority of our deposits are measured at amortized cost but certain deposits are designated as FVTPL. These FVTPL deposits include deposits taken from clients, issuances of certificates of deposits and promissory notes, and interest rate and equity linked notes. The fair values of these instruments are determined using the discounted cash flow method and derivative option valuation models. The inputs to the valuation models include benchmark yield curves, credit spreads, interest rates, equity and interest rate volatility, dividends and correlation, where applicable. They are classified as Level 2 or 3 instruments in the hierarchy, depending on the significance of the unobservable credit spreads, volatility, dividend and correlation rates.
Quantitative information about fair value measurements using significant unobservable inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments,
v
aluation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2022 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$1.00	$111.90	$85.64
	Corporate debt and other debt	$7		Discounted cash flows	Credit spread	1.67%	10.73%	6.20%
	Loans	1,692			Credit enhancement	11.70%	15.60%	13.00%
	Derivative related liabilities		$130
Government debt and municipal bonds
	Corporate debt and other debt	151		Discounted cash flows	Yields	7.85%	10.72%	8.92%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	3.97X	14.31X	8.59X
	Equities	2,271		Price-based	P/E multiples	8.47X	24.04X	12.46X
	Derivative related liabilities		2	Discounted cash flows	EV/Rev multiples	0.35X	5.77X	3.88X
					Liquidity discounts (4)	10.00%	40.00%	17.35%
					Discount rate	10.80%	10.80%	10.80%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.88%	4.49%	High
	Derivative related assets	270		Option pricing model	CPI swap rates	1.98%	2.59%	Even
	Derivative related liabilities		1,216		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	(0.63)%	8.28%	Lower
	Derivative related assets	62		Option pricing model	Equity (EQ)-EQ correlations	33.00%	94.90%	Middle
	Deposits		241		EQ-FX correlations	(83.15)%	38.44%	Middle
	Derivative related liabilities		655		EQ volatilities	7.00%	129.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	51
	Other assets	15
	Mortgage-backed securities	28
	U.S. state, municipal and agencies debt	4
	Derivative related liabilities		103
	Other liabilities		–
Total		$4,553	$2,347

As at October 31, 2021 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$29.18	$127.09	$96.36
	Corporate debt and other debt	$27		Discounted cash flows	Credit spread	1.15%	6.92%	4.04%
	Loans	1,077			Credit enhancement	11.92%	15.90%	13.25%
	Derivative related liabilities		$9
Government debt and municipal bonds
	Corporate debt and other debt	150		Discounted cash flows	Yields	3.91%	8.17%	5.91%
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	8.82X	26.00X	9.16X
	Equities	1,864		Price-based	P/E multiples	9.40X	38.00X	10.96X
	Derivative related liabilities		2	Discounted cash flows	EV/Rev multiples	1.14X	20.80X	5.40X
					Liquidity discounts (4)	10.00%	40.00%	16.40%
					Discount rate	10.65%	10.65%	10.65%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	0.13%	2.46%	High
	Derivative related assets	367		Option pricing model	CPI swap rates	1.76%	2.42%	Even
	Derivative related liabilities		974		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	6.37%	Lower
	Derivative related assets	25		Option pricing model	Equity (EQ)-EQ correlations	32.00%	95.00%	Middle
	Deposits		151		EQ-FX correlations	(60.60)%	27.30%	Middle
	Derivative related liabilities		381		EQ volatilities	8.00%	128.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	37
	Other assets	–
	Mortgage-backed securities	20
	U.S. state, municipal and agencies debt	25
	Derivative related liabilities		24
	Other liabilities		7
Total		$3,594	$1,548

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)	The significant unobservable inputs include the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $373 million (October 31, 2021 – $385 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.
(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable
Sensitivity to unobservable inputs and interrelationships between unobservable inputs
Yield, credit spreads/discount margins
A financial instrument’s yield is the interest rate used to discount future cash flows in a valuation model. An increase in the yield, in isolation, would result in a decrease in a fair value measurement and vice versa. A credit spread/discount margin is the difference between a debt instrument’s yield and a benchmark instrument’s yield. Benchmark instruments have high credit quality ratings, similar maturities and are often government bonds. The credit spread/discount margin therefore represents the discount rate used to determine the present value of future cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. The credit spread/discount margin for an instrument forms part of the yield used in a discounted cash flow method.
Funding spread
Funding spreads are credit spreads specific to funding or deposit rates. A decrease in funding spreads, on its own, will increase the fair value of our liabilities, and vice versa.
Default rates
A default rate is the rate at which borrowers fail to make scheduled loan payments. A decrease in the default rate will typically increase the fair value of the loan, and vice versa. This effect will be significantly more pronounced for a non-government
guaranteed loan than a government guaranteed loan.

Prepayment rates
A prepayment rate is the rate at which a loan will be repaid in advance of its expected amortization schedule. Prepayments change the future cash flows of a loan. An increase in the prepayment rate in isolation will result in an increase in fair value when the loan interest rate is lower than the current reinvestment rate, and a decrease in the prepayment rate in isolation will result in a decrease in fair value when the loan interest rate is lower than the current reinvestment rate. Prepayment rates are generally negatively correlated with interest rates.
Recovery and loss severity rates
A recovery rate is an estimation of the amount that can be collected in a loan default scenario. The recovery rate is the recovered amount divided by the loan balance due, expressed as a percentage. The inverse concept of recovery is loss severity. Loss severity rate is an estimation of the loan amount not collected when a loan defaults. The loss severity rate is the loss amount divided by the loan balance due, expressed as a percentage. Generally, an increase in the recovery rate or a decrease in the loss severity rate will increase the loan fair value, and vice versa.
Volatility rates
Volatility measures the potential variability of future prices and is often measured as the standard deviation of price movements. Volatility is an input to option pricing models used to value derivatives and issued structured notes. Volatility is used in valuing equity, interest rate, commodity and foreign exchange options. A higher volatility rate means that the underlying price or rate movements are more likely to occur. Higher volatility rates may increase or decrease an option’s fair value depending on the option’s terms. The determination of volatility rates is dependent on various factors, including but not limited to, the underlying’s market price, the strike price and maturity.
Dividend yields
A dividend yield is the underlying equity’s expected dividends expressed as an annual percentage of its price. Dividend yield is used as an input for forward equity price and option models. Higher dividend yields will decrease the forward price, and vice versa. A higher dividend yield will increase or decrease an option’s value, depending on the option’s terms.
Correlation rates
Correlation is the linear relationship between the movements in two different variables. Correlation is an input to the valuation of derivative contracts and issued structured notes when an instrument’s payout is determined by correlated variables. When variables are positively correlated, an increase in one variable will result in an increase in the other variable. When variables are negatively correlated, an increase in one variable will result in a decrease in the other variable. The referenced variables can be within a single asset class or market (equity, interest rate, commodities, credit and foreign exchange) or between variables in different asset classes (equity to foreign exchange, or interest rate to foreign exchange). Changes in correlation will either increase or decrease a financial instrument’s fair value depending on the terms of the instrument.
Interest rates
An interest rate is the percentage amount charged on a principal or notional amount. Increasing interest rates will decrease the discounted cash flow value of a financial instrument, and vice versa.
Consumer Price Index swap rates
A CPI swap rate is expressed as a percentage of an increase in the average price of a basket of consumer goods and services, such as transportation, food and medical care. An increase in the CPI swap rate will cause inflation swap payments to be larger, and vice versa.
EV/EBITDA multiples, P/E multiples, EV/Rev multiples, and liquidity discounts
Private equity valuation inputs include EV/EBITDA multiples, P/E multiples and EV/Rev multiples. These are used to calculate either enterprise value or share value of a company based on a multiple of earnings or revenue estimates. Higher multiples equate to higher fair values for all multiple types, and vice versa. A liquidity discount may be applied when few or no transactions exist to support the valuations.
Credit Enhancement
Credit enhancement is an input to the valuation of securitized transactions and is the amount of loan loss protection for a senior tranche. Credit enhancement is expressed as a percentage of the transaction sizes. An increase in credit enhancement will cause the credit spread to decrease and the tranche fair value to increase, and vice versa.
Interrelationships between unobservable inputs
Unobservable inputs, including the above discount margin, default rate, prepayment rate, and recovery and loss severity rates, may not be independent of each other. For example, the discount margin can be affected by a change in default rate, prepayment rate, or recovery and loss severity rates. Discount margins will generally decrease when default rates decline or when recovery rates increase.

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$2	$–	$(23)	$–	$–	$4	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(3)	–	–	(6)	9	(18)	7	–
Equities	1,530	14	100	314	(82)	1	(3)	1,874	43
	1,582	11	102	314	(111)	10	(21)	1,887	43
Investment
Mortgage-backed securities	20	–	8	–	–	–	–	28	n.a.
Corporate debt and other debt	152	–	2	–	–	–	(3)	151	n.a.
Equities	334	–	51	11	(1)	37	(35)	397	n.a.
	506	–	61	11	(1)	37	(38)	576	n.a.
Loans	1,077	(25)	(37)	407	(466)	802	(66)	1,692	(78)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(187)	(5)	17	64	(13)	(100)	(859)	(16)
Foreign exchange contracts	47	(103)	(2)	(22)	3	5	(60)	(132)	(90)
Other contracts	(393)	165	(34)	(245)	70	(406)	58	(785)	271
Valuation adjustments	20	–	–	25	(11)	19	–	53	–
Other assets	–	–	1	15	(1)	–	–	15	–
	$2,204	$(139)	$86	$522	$(453)	$454	$(227)	$2,447	$130
Liabilities
Deposits	$(151)	$2	$(3)	$(120)	$26	$(143)	$148	$(241)	$19
Other
Other liabilities	(7)	(1)	–	–	8	–	–	–	–
	$(158)	$1	$(3)	$(120)	$34	$(143)	$148	$(241)	$19

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(2)	$–	$(17)	$–	$–	$25	$1
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(2)	–	12	(5)	14	(24)	25	(1)
Equities	1,261	96	(60)	338	(125)	26	(6)	1,530	164
	1,337	94	(62)	350	(147)	40	(30)	1,582	164
Investment
Mortgage-backed securities	27	–	(7)	–	–	–	–	20	n.a.
Corporate debt and other debt	160	–	(12)	–	4	–	–	152	n.a.
Equities	335	–	34	5	(2)	–	(38)	334	n.a.
	522	–	15	5	2	–	(38)	506	n.a.
Loans	1,070	(5)	(19)	264	(8)	73	(298)	1,077	30
Other
Net derivative balances (3)
Interest rate contracts	(588)	84	(1)	5	(109)	(4)	(22)	(635)	84
Foreign exchange contracts	22	14	–	38	(25)	7	(9)	47	1
Other contracts	(301)	(20)	11	(142)	102	(276)	233	(393)	(10)
Valuation adjustments	40	–	–	6	(26)	–	–	20	–
Other assets	53	(39)	(2)	–	(12)	–	–	–	–
	$2,155	$128	$(58)	$526	$(223)	$(160)	$(164)	$2,204	$269
Liabilities
Deposits	$(139)	$(66)	$5	$(191)	$51	$(154)	$343	$(151)	$6
Other
Other liabilities	(38)	22	1	–	8	–	–	(7)	23
	$(177)	$(44)	$6	$(191)	$59	$(154)	$343	$(158)	$29

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were
$50 million for the year ended October 31, 2022 (October 31, 2021 – gains of $46 million) excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2022 included derivative assets of $383 million (October 31, 2021 – $429 million) and derivative liabilities of $2,106 million (October 31, 2021 – $1,390 million).
n.a.	not applicable

Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the year ended October 31, 2022, there were no significant transfers out of Level 1 to Level 2. During the year ended October 31, 2021, transfers out of Level 1 to Level 2 included Obligations related to securities sold short of
$498 million.
During the year ended October 31, 2022, there were no significant transfers out of Level 2 to Level 1. During the year ended October 31, 2021, transfers out of Level 2 to Level 1 included Obligations related to securities sold short of
 $130 million.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the year ended October 31, 2022, significant transfers out of Level 2 to Level 3 included:
•	$777 million of Loans, due to changes in the market observability of inputs.
•
$227 million of OTC equity options in Other contracts comprised of $57 million of derivative related assets and $284 million of derivative related liabilities, due to changes in the market observability of inputs and changes in the significance of unobservable inputs.

•	$127 million of loan underwriting commitments in derivative related liabilities of Other contracts, due to changes in the market observability of inputs.
During the year ended October 31, 2021, significant transfers out of Level 2 to Level 3 included:
•
$277 million of OTC equity options in Other contracts comprised of $17 million of derivative related assets and $294 million of derivative related liabilities, due to changes in the market observability of inputs and changes in the significance of unobservable inputs.

•	$154 million of Personal deposits, due to changes in the significance of unobservable inputs.
During the year ended October 31, 2022, there were no significant transfers out of Level 3 to Level 2.
During the year ended October 31, 2021, significant transfers out of Level 3 to Level 2 included:
•	$298 million of Loans, due to changes in the significance of unobservable inputs.
•
$245 million of OTC equity options in Other contracts comprised of $69 million of derivative related assets and $314 million of derivative related liabilities, due to changes in the market observability of inputs and changes in the significance of unobservable inputs.

•	$343 million of Personal deposits, due to changes in the significance of unobservable inputs.
Positive and negative fair value movements of Level 3 financial instruments from using reasonably possible alternative assumptions
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.

The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$25	$–	$(1)
Asset-backed securities	2	–	–	2	–	–
Corporate debt and other debt	7	–	–	25	1	(1)
Equities	1,874	27	(23)	1,530	19	(16)
Investment
Mortgage-backed securities	28	4	(4)	20	4	(4)
Corporate debt and other debt	151	12	(10)	152	14	(13)
Equities	397	38	(39)	334	33	(34)
Loans	1,692	60	(62)	1,077	23	(24)
Derivatives	383	5	(3)	429	7	(5)
Other assets	15	–	–	–	–	–
	$4,553	$146	$(141)	$3,594	$101	$(98)
Deposits	$(241)	$9	$(9)	$(151)	$–	$–
Derivatives	(2,106)	55	(57)	(1,390)	30	(77)
Other
Other liabilities	–	–	–	(7)	–	–
	$(2,347)	$64	$(66)	$(1,548)	$30	$(77)
Sensitivity results
As at October 31, 2022, the effects of applying other reasonably possible alternative assumptions to the Level 3 asset positions would be an increase of $146 million and a reduction of $141 million in fair value, of which $54 million and $53 million would be recorded in Other components of equity, respectively. The effects of applying these assumptions to the Level 3 liability positions would result in a decrease of $64 million and an increase of $66 million in fair value.
Level 3 valuation inputs and approaches to developing reasonably possible alternative assumptions
The following is a summary of the unobservable inputs used in the valuation of the Level 3 instruments and our approaches to developing reasonably possible alternative assumptions used to determine sensitivity.

Financial assets or liabilities	Sensitivity methodology
Asset-backed securities, corporate debt, government debt, municipal bonds and loans	Sensitivities are determined based on adjusting, plus or minus one standard deviation, the bid-offer
spreads or input prices if a sufficient number of prices is received, adjusting input parameters such as credit spreads or using high and low vendor prices as reasonably possible alternative assumptions.
Private equities, hedge fund investments and related equity derivatives	Sensitivity of direct private equity investments is determined by (i) adjusting the discount rate by 2% when the discounted cash flow method is used to determine fair value, (ii) adjusting the price multiples based on the range of multiples of comparable companies when price-multiples-based models are used, or (iii) using an alternative valuation approach. The private equity fund, hedge fund and related equity derivative NAVs are provided by the fund managers, and as a result, there are no other reasonably possible alternative assumptions for these investments.
Interest rate derivatives	Sensitivities of interest rate and cross currency swaps are derived using plus or minus one standard deviation of the inputs, and an amount representing model and parameter uncertainty, where applicable.
Equity derivatives	Sensitivity of the Level 3 position is determined by shifting the unobservable model inputs by plus or minus one standard deviation of the pricing service market data including volatility, dividends or correlations, as applicable.
Bank funding and deposits	Sensitivities of deposits are calculated by shifting the funding curve by plus or minus certain basis points.
Structured notes	Sensitivities for interest-rate-linked and equity-linked structured notes are derived by adjusting inputs by plus or minus one standard deviation, and for other deposits, by estimating a reasonable move in the funding curve by plus or minus certain basis points.

Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2022
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$23,543	$–	$–	$–	$–	$23,543
Amortized cost securities (2)	–	–	70,073	–	70,073	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	42,224	–	10,956	–	10,956	53,180
Loans
Retail	70,162	–	446,809	4,457	451,266	521,428
Wholesale	17,943	–	230,880	4,993	235,873	253,816
	88,105	–	677,689	9,450	687,139	775,244
Other assets	72,198	–	716	170	886	73,084
	226,070	–	759,434	9,620	769,054	995,124
Deposits
Personal	271,414	–	108,549	433	108,982	380,396
Business and government	406,045	–	198,265	792	199,057	605,102
Bank	22,638	–	14,120	–	14,120	36,758
	700,097	–	320,934	1,225	322,159	1,022,256
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	–	–	–	–	25,112
Other liabilities	77,801	–	1,554	10,805	12,359	90,160
Subordinated debentures	–	–	9,608	60	9,668	9,668
	$803,010	$–	$332,096	$12,090	$344,186	$1,147,196

	As at October 31, 2021
	Fair value approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$22,742	$–	$–	$–	$–	$22,742
Amortized cost securities (2)	–	1,025	65,798	–	66,823	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	31,368	–	11,524	–	11,524	42,892
Loans
Retail	68,377	–	429,672	4,228	433,900	502,277
Wholesale	16,228	–	184,055	4,400	188,455	204,683
	84,605	–	613,727	8,628	622,355	706,960
Other assets	57,859	–	489	135	624	58,483
	196,574	1,025	691,538	8,763	701,326	897,900
Deposits
Personal	272,675	–	70,908	457	71,365	344,040
Business and government	418,185	–	146,334	587	146,921	565,106
Bank	16,943	–	7,792	8	7,800	24,743
	707,803	–	225,034	1,052	226,086	933,889
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	–	–	–	–	26,054
Other liabilities	55,495	–	1,256	7,998	9,254	64,749
Subordinated debentures	–	–	9,545	56	9,601	9,601
	$789,352	$–	$235,835	$9,106	$244,941	$1,034,293

(1)	Certain financial instruments have not been assigned to a level as the carrying amount approximates their fair values.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.
Fair values of financial assets and liabilities carried at amortized cost and disclosed in the table above are determined using the following valuation techniques and inputs.

Amortized cost securities
Fair values of government bonds, corporate bonds, and ABS are based on quoted prices. Fair values of certain
Non-OECD
government bonds are based on vendor prices or the discounted cash flow method with yield curves of other countries’ government bonds as inputs. For ABS, where market prices are not available, the fair value is determined using the discounted cash flow method. The inputs to the valuation model generally include market interest rates, spreads and yields derived from comparable securities, prepayment, and LGD.
Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned
Valuation methods used for the long-term instruments are described in the Fair value of assets and liabilities measured on a recurring basis and classified using the fair value hierarchy section of this note. The carrying values of short-term instruments generally approximate their fair values.
Loans – Retail
Retail loans include residential mortgages, personal and small business loans and credit cards. For residential mortgages, and personal and small business loans, we segregate the portfolio based on certain attributes such as product type, contractual interest rate, term to maturity and credit scores, if applicable. Fair values of these loans are determined by the discounted cash flow method using applicable inputs such as prevailing interest rates, contractual and posted client rates, client discounts, credit spreads, prepayment rates and loan-to-value
(LTV) ratios. Fair values of credit card receivables are also calculated based on a discounted cash flow method with portfolio yields, write-offs and monthly payment rates as inputs. The carrying values of short-term and variable rate loans generally approximate their fair values.
Loans – Wholesale
Where market prices are available, wholesale loans are valued based on market prices. Otherwise, fair value is determined by the discounted cash flow method using the following inputs: market interest rates and market based spreads of assets with similar credit ratings and terms to maturity, LGD, expected default frequency implied from credit default swap prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and date convention.
Deposits
Deposits are comprised of demand, notice, and term deposits which include senior deposit notes we have issued to provide us with long-term funding. Fair values of term deposits are determined by one of several valuation techniques: (i) for term deposits and similar instruments, we segregate the portfolio based on term to maturity. Fair values of these instruments are determined by the discounted cash flow method using inputs such as client rates for new sales of the corresponding terms; and (ii) for senior deposit notes, we use actual traded prices, vendor prices or the discounted cash flow method using a market interest rate curve and our funding spreads as inputs. The carrying values of demand, notice, and short-term term deposits generally approximate their fair values.
Other assets and Other liabilities
Other assets and Other liabilities include receivables and payables relating to certain commodities. Fair values of the commodity receivables and payables are calculated by the discounted cash flow method using applicable inputs such as market interest rates, counterparties’ credit spreads, our funding spreads, commodity forward prices and spot prices.
Subordinated debentures
Fair values of Subordinated debentures are based on market prices, dealer quotes or vendor prices when available. Where prices cannot be observed, fair value is determined using the discounted cash flow method, with applicable inputs such as market interest rates and credit spreads.